Stockholders' Equity - Activity Plan 2005 Stock Incentive Plan (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Options Outstanding
Options Granted	720,300	280,450	1,121,700
Balance, ending	2,738,250
Weighted Average Price
Options Granted	$ 3.21	$ 1.21	$ 0.54
Balance, ending	$ 1.98
2005 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Authorized for Issuance
Shares Available for Grant
Balance, beginning	99,051	192,517	1,087,600
Shares Authorized for Issuance	1,000,000
Options Granted	(380,300)	(165,450)	(941,100)
Options Exercised
Options Forfeited / Expired	75,154	71,984	46,017
Balance, ending	793,905	99,051	192,517
Options Outstanding
Balance, beginning	1,249,328	1,266,643	372,400
Options Granted	380,300	165,450	941,100
Options Exercised	(54,713)	(110,781)	(840)
Options Forfeited / Expired	(75,154)	(71,984)	(46,017)
Balance, ending	1,499,761	1,249,328	1,266,643
Weighted Average Price
Balance, beginning	$ 0.96	$ 0.82	$ 0.99
Shares Authorized for Issuance
Options Granted	$ 5.53	$ 1.89	$ 0.76
Options Exercised	$ 0.95	$ 0.75	$ 0.74
Options Forfeited / Expired	$ 4.04	$ 1.03	$ 0.90
Balance, ending	$ 1.96	$ 0.96	$ 0.82